JPMORGAN TRUST I

245 PARK AVENUE

NEW YORK, NEW YORK 10167

March 16, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of the
JPMorgan Global Equity Income Fund (the “Fund”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497(c) under the Securities Act of 1933 and under the Investment Company Act of 1940 (“1940 Act”) exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectus for the Fund dated February 28, 2011, as filed under Rule 497(c) on March 7, 2011. The purpose of this filing is to submit the XBRL information from the 497(c) filing dated March 7, 2011 for the Fund.

Please contact the undersigned at 212-648-0472 if you have any questions concerning this filing.

Very truly yours,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

cc:	Vincent Di Stefano